Loans - Schedule of Loans (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 419,651	$ 270,252	$ 151,727
Loans current	107,109	64,826	39,336
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	8,619	26,158	30,368
Loans current	33,271	7,788	8,557
Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	411,032	244,094	121,359
Loans current	73,838	57,038	30,779
Export Pre financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	10,762		383
Loans current	$ 33,100	20,724	6,521
Export Pre financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.05%
Maturity Year	2020
Export Pre financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.75%
Maturity Year	2022
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 8,619	26,118	29,640
Loans current	$ 27,481	6,999	5,753
Negotiable obligations [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	16.50%
Maturity Year	2020
Negotiable obligations [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	63.35%
Maturity Year	2024
Negotiable obligations [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 375,560	219,510	114,686
Loans current	$ 13,279	17,417	15,075
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%
Maturity Year	2020
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Maturity Year	2047
Loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2020
Loans Noncurrent		40	728
Loans current	$ 3,687	789	2,794
Loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	58.26%
Loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	68.80%
Loans [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 24,710	23,616	6,290
Loans current	$ 9,583	5,721	4,588
Loans [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.42%
Maturity Year	2020
Loans [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Maturity Year	2026
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2020
Loans current	$ 2,103		10
Account Overdraft [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	89.00%
Account Overdraft [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	92.00%
Imports Financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2020
Loans Noncurrent		968
Loans current	$ 17,876	$ 13,176	$ 4,595
Imports Financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.62%
Imports Financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.91%